OPERATING LEASES (Tables)	6 Months Ended
Jun. 30, 2021
Operating Leases
SCHEDULE OF OPERATING LEASE

Weighted-average remaining lease term as of June 30, 2021, and discount rate for its operating leases are as follows:

Weighted-average remaining lease term	32.8 months
Weighted-average discount rate	6.75%

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

The following table outlines maturities of operating lease liabilities as of June 30, 2021:

Year ending June 30	Leases for office/ server rooms/ Dormitory	Wall Space Leases
2022	$375,118	$4,082
2023	363,340	-
2024	265,973	-
Total lease payments	1,004,431	4,082
Less: Imputed interest	(87,103)	-
Present value of lease liabilities	$917,328	$4,082